Ordinary shares with preference rights (Tables)	12 Months Ended
Dec. 31, 2022
Ordinary shares with preference rights
Schedule of Company's Series C Shares activities

	As of December 31,
	2020	2021
	RMB ‘000	RMB ‘000
Balance at the beginning of the year	661,012	713,893
Accretion to the redemption value	52,881	15,115
Reclassification of redeemable Class A ordinary shares to Class A ordinary shares	—	(729,008)
Balance at the end of the year	713,893	—